UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: September 30, 2025

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Edgewood Growth Fund

The Advisors' Inner Circle Fund/Institutional Shares - EGFIX

Semi-Annual Shareholder Report: March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Institutional Shares of the Edgewood Growth Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at http://edgewoodfunds.com/document-library. You can also request this information by contacting us at 1-800-791-4226.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Edgewood Growth Fund, Institutional Shares	$48	1.00%

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$15,527,628,402	24	$92,762,093	24%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investments	4.8%
Industrials	7.2%
Consumer Discretionary	7.5%
Communication Services	11.8%
Health Care	14.5%
Financials	20.6%
Information Technology	34.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Visa Inc., Cl A	7.2%
Netflix Inc.	7.0%
NVIDIA Corp.	6.9%
ASML Holding NV	6.5%
Eli Lilly & Co.	6.0%
Intuit Inc.	5.0%
Airbnb Inc., Cl A	4.6%
S&P Global Inc.	4.6%
Synopsys Inc.	4.6%
Blackstone Inc.	4.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-791-4226

  http://edgewoodfunds.com/document-library

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-791-4226 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Edgewood Growth Fund

The Advisors' Inner Circle Fund/Retail Shares - EGFFX

Semi-Annual Shareholder Report: March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Retail Shares of the Edgewood Growth Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at http://edgewoodfunds.com/document-library. You can also request this information by contacting us at 1-800-791-4226.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Edgewood Growth Fund, Retail Shares	$67	1.39%

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$15,527,628,402	24	$92,762,093	24%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investments	4.8%
Industrials	7.2%
Consumer Discretionary	7.5%
Communication Services	11.8%
Health Care	14.5%
Financials	20.6%
Information Technology	34.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Visa Inc., Cl A	7.2%
Netflix Inc.	7.0%
NVIDIA Corp.	6.9%
ASML Holding NV	6.5%
Eli Lilly & Co.	6.0%
Intuit Inc.	5.0%
Airbnb Inc., Cl A	4.6%
S&P Global Inc.	4.6%
Synopsys Inc.	4.6%
Blackstone Inc.	4.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-791-4226

  http://edgewoodfunds.com/document-library

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-791-4226 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a) The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors’ Inner Circle Fund

Semi Annual Financials and Other Information

March 31, 2025

THE ADVISORS’ INNER CIRCLE FUND

EDGEWOOD GROWTH FUND

March 31, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	3
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	8
Other Information - (Form N-CSRS Items 8-11) (Unaudited)	21

THE ADVISORS’ INNER CIRCLE FUND

EDGEWOOD GROWTH FUND

March 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† — 95.6%
	Shares	Value
COMMUNICATION SERVICES — 11.8%
Netflix Inc.*	1,168,610	$1,089,763,883
Spotify Technology SA* (A)	572,982	315,157,290
Trade Desk Inc., Cl A*	7,754,261	424,313,162
		1,829,234,335

CONSUMER DISCRETIONARY — 7.5%
Airbnb Inc., Cl A*	6,018,536	718,974,311
Chipotle Mexican Grill Inc., Cl A*	7,071,930	355,081,605
Lululemon Athletica Inc.*	345,175	97,705,235
		1,171,761,151

FINANCIALS — 20.6%
Blackstone Inc.	4,974,005	695,266,419
MSCI Inc., Cl A	1,175,130	664,536,015
S&P Global Inc.	1,401,593	712,149,403
Visa Inc., Cl A	3,194,438	1,119,522,742
		3,191,474,579

HEALTH CARE — 14.5%
Eli Lilly & Co.	1,124,402	928,654,856
Intuitive Surgical Inc.*	1,324,749	656,108,437
Vertex Pharmaceuticals Inc.*	1,386,471	672,188,870
		2,256,952,163

INDUSTRIALS — 7.2%
Copart Inc.*	11,299,366	639,431,122
TransDigm Group Inc.	346,042	478,676,438
		1,118,107,560

INFORMATION TECHNOLOGY — 34.0%
Adobe Inc.*	1,542,570	591,621,872
ASML Holding NV	1,522,281	1,008,709,059
Intuit Inc.	1,264,883	776,625,513
NVIDIA Corp.	9,954,564	1,078,875,646
ServiceNow Inc.*	852,929	679,050,894
Shopify Inc., Cl A*	4,547,937	434,237,025

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND

EDGEWOOD GROWTH FUND

March 31, 2025 (Unaudited)

COMMON STOCK†† — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Synopsys Inc.*	1,657,469	$710,805,581
		5,279,925,590

TOTAL COMMON STOCK
(Cost $9,137,828,201)		14,847,455,378

SHORT-TERM INVESTMENTS — 4.8%

Fidelity Institutional Money Market Funds - Government Portfolio, Cl I, 4.230% (B)	601,979,494	601,979,494
Mount Vernon Liquid Assets Portfolio, LLC, 4.420% (B)(C)	141,921,605	141,921,605
TOTAL SHORT-TERM INVESTMENTS
(Cost $743,901,099)		743,901,099

TOTAL INVESTMENTS — 100.4%
(Cost $9,881,729,300)		$15,591,356,477

Percentages are based on Net Assets of $15,527,628,402.
*	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	This security or a partial position of this security is on loan at March 31, 2025. The total market value of securities on loan at March 31, 2025 was $136,351,337.
(B)	The rate reported is the 7-day effective yield as of March 31, 2025.
(C)	This security was purchased with cash collateral held from securities on loan (see Note 10).

Cl — Class

As of March 31, 2025, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND

EDGEWOOD GROWTH FUND

March 31, 2025 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $9,881,729,300)	$15,591,356,477
Receivable for Investment Securities Sold	90,549,236
Receivable for Capital Shares Sold	25,761,137
Dividends Receivable	1,334,990
Prepaid Expenses	197,436
Total Assets	15,709,199,276

Liabilities:
Payable upon Return of Securities Loaned	141,921,605
Payable for Capital Shares Redeemed	31,345,763
Payable due to Adviser	6,158,321
Payable due to Shareholder Servicing Agent (Retail Shares)	877,976
Distribution Fees Payable (Retail Shares)	469,497
Payable due to Administrator	189,191
Payable due to Trustees	6,847
Chief Compliance Officer Fees Payable	2,324
Other Accrued Expenses	599,350
Total Liabilities	181,570,874
Commitments and Contingencies†
Net Assets	$15,527,628,402

Net Assets Consist of:
Paid-in Capital	$7,763,044,174
Total Distributable Earnings	7,764,584,228
$15,527,628,402

Net Asset Value, Offering and Redemption Price Per Share-
Institutional Shares ($15,171,796,136 ÷ 371,522,730 shares)	$40.84

Net Asset Value, Offering and Redemption Price Per Share-
Retail Shares ($355,832,266 ÷ 9,626,972 shares)	$36.96

†	See Note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND

EDGEWOOD GROWTH FUND

FOR THE SIX MONTHS ENDED

March 31, 2025 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income
Dividend Income	$48,915,078
Income from Securities Lending, Net	18,836
Less: Foreign Taxes Withheld	(753,605)
Total Investment Income	48,180,309

Expenses
Investment Advisory Fees	94,950,906
Administration Fees	1,240,115
Distribution Fees (Retail Shares)	536,275
Shareholder Servicing Fees (Retail Shares)	321,767
Trustees' Fees	11,121
Chief Compliance Officer Fees	5,116
Transfer Agent Fees	516,413
Printing Fees	493,225
Custodian Fees	173,212
Registration Fees	59,706
Professional Fees	27,787
Insurance and Other Expenses	74,054

Total Expenses	98,409,697
Less:
Waiver of Investment Advisory Fees*	(2,188,813)
Fees Paid Indirectly**	(261,896)

Net Expenses	95,958,988

Net Investment Loss	(47,778,679)
Net Realized Gain on Investments	2,458,909,609
Net Change in Unrealized Appreciation (Depreciation) on Investments	(3,324,044,660)
Net Realized and Unrealized Loss on Investments	(865,135,051)
Net Decrease in Net Assets Resulting from Operations	$(912,913,730)

*	See Note 5 in Notes to Financial Statements.
**	See Note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND

EDGEWOOD GROWTH FUND

Statements of Changes in Net Assets

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Operations:
Net Investment Loss	$(47,778,679)	$(88,663,659)
Net Realized Gain	2,458,909,609	3,284,715,548
Net Change in Unrealized Appreciation (Depreciation)	(3,324,044,660)	2,398,198,849
Net Increase (Decrease) in Net Assets Resulting from Operations	(912,913,730)	5,594,250,738

Distributions:
Institutional Shares	(2,887,443,578)	—
Retail Shares	(72,637,535)	—
Total Distributions	(2,960,081,113)	—

Capital Share Transactions:(1)
Institutional Shares
Issued	1,413,973,802	3,030,901,003
Reinvestment of Distributions	2,323,991,813	—
Redeemed	(4,559,216,453)	(4,448,732,987)
Net Institutional Shares Transactions	(821,250,838)	(1,417,831,984)
Retail Shares
Issued	48,857,401	101,662,652
Reinvestment of Distributions	49,106,889	—
Redeemed	(102,971,463)	(157,498,316)
Net Retail Shares Transactions	(5,007,173)	(55,835,664)
Net Decrease in Net Assets from Share Transactions	(826,258,011)	(1,473,667,648)
Total Increase (Decrease) in Net Assets	(4,699,252,854)	4,120,583,090

Net Assets:
Beginning of Period	20,226,881,256	16,106,298,166
End of Period	$15,527,628,402	$20,226,881,256

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

Amounts designated as " —" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND

EDGEWOOD GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period or Year

	Institutional Shares
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Period Ended September 30, 2021^		Year Ended October 31, 2020	Year Ended October 31, 2019
Net Asset Value, Beginning of Period	$51.05	$37.74	$33.04	$62.57	$48.33		$36.09	$32.56
Income (Loss) from Operations:
Net Investment Income (Loss)(1)	(0.12)	(0.21)	(0.07)	(0.23)	(0.27)		(0.17)	(0.10)
Net Realized and Unrealized Gain (Loss)	(2.30)	13.52	9.52	(25.81)	17.51		12.52	5.06
Total from Operations	(2.42)	13.31	9.45	(26.04)	17.24		12.35	4.96
Dividends and Distributions:
Net Realized Gain	(7.79)	—	(4.75)	(3.49)	(3.00)		(0.11)	(1.43)
Total Dividends and Distributions	(7.79)	—	(4.75)	(3.49)	(3.00)		(0.11)	(1.43)
Net Asset Value, End of Period	$40.84	$51.05	$37.74	$33.04	$62.57		$48.33	$36.09
Total Return†	(6.03%)	35.27%	31.64%	(44.13%)	36.99%		34.30%	16.43%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$15,171,796	$19,771,585	$15,723,492	$15,581,513	$31,517,529		$23,508,881	$15,393,594
Ratio of Expenses to Average Net Assets	1.00%*	1.00%	1.00%	1.00%	1.00	%*	1.00%	1.00%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.02%*	1.02%	1.03%	1.03%	1.04	%*	1.04%	1.05%
Ratio of Net Investment Loss to Average Net Assets	(0.49)%*	(0.46)%	(0.20)%	(0.46)%	(0.51	)%*	(0.41)%	(0.30)%
Portfolio Turnover Rate	24%**	33%	23%	32%	14	%**	24%	25%

^	For the period November 1, 2020 to September 30, 2021. Effective February 24, 2021, the Edgewood Growth Fund changed its fiscal year end to September 30.
(1)	Calculated using average shares.
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Annualized
**	Not Annualized
Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND

EDGEWOOD GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period or Year

	Retail Shares
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Period Ended September 30, 2021^		Year Ended October 31, 2020	Year Ended October 31, 2019
Net Asset Value, Beginning of Period	$47.01	$34.89	$30.99	$59.13	$45.98		$34.48	$31.30
Income (Loss) from Operations:
Net Investment Income (Loss)(1)	(0.19)	(0.37)	(0.20)	(0.40)	(0.45)		(0.32)	(0.22)
Net Realized and Unrealized Gain (Loss)	(2.07)	12.49	8.85	(24.25)	16.60		11.93	4.83
Total from Operations	(2.26)	12.12	8.65	(24.65)	16.15		11.61	4.61
Dividends and Distributions:
Net Realized Gain	(7.79)	—	(4.75)	(3.49)	(3.00)		(0.11)	(1.43)
Total Dividends and Distributions	(7.79)	—	(4.75)	(3.49)	(3.00)		(0.11)	(1.43)
Net Asset Value, End of Period	$36.96	$47.01	$34.89	$30.99	$59.13		$45.98	$34.48
Total Return†	(6.23%)	34.74%	31.10%	(44.36%)	36.48%		33.75%	15.96%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$355,832	$455,296	$382,806	$380,269	$938,366		$597,046	$410,371
Ratio of Expenses to Average Net Assets	1.39%*	1.40%	1.40%	1.40%	1.40	%*	1.40%	1.40%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.42%*	1.42%	1.43%	1.43%	1.44	%*	1.44%	1.45%
Ratio of Net Investment Loss to Average Net Assets	(0.88)%*	(0.86)%	(0.60)%	(0.87)%	(0.91	)%*	(0.80)%	(0.68)%
Portfolio Turnover Rate	24%**	33%	23%	32%	14	%**	24%	25%

^	For the period November 1, 2020 to September 30, 2021. Effective February 24, 2021, the Edgewood Growth Fund changed its fiscal year end to September 30.
(1)	Calculated using average shares.
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Annualized
**	Not Annualized
Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND

EDGEWOOD GROWTH FUND

March 31, 2025 (Unaudited)

Notes to Financial Statements

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 27 funds. The financial statements herein are those of the Edgewood Growth Fund (the “Fund”) which offers two classes of shares: Institutional Shares and Retail Shares. The Fund is non-diversified and its investment objective is to provide long-term growth of capital. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.

2.	Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange

THE ADVISORS’ INNER CIRCLE FUND

EDGEWOOD GROWTH FUND

March 31, 2025 (Unaudited)

is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Fund’s Fair Value Procedures until an independent source can be secured.

All investment companies held in the Fund’s portfolio are valued at the published net asset value.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will

THE ADVISORS’ INNER CIRCLE FUND

EDGEWOOD GROWTH FUND

March 31, 2025 (Unaudited)

determine the value after taking into consideration relevant information reasonably available to the Committee. As of March 31, 2025, there were no securities valued in accordance with the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speed, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of investment classifications, reference the Schedule of Investments.

For the six months ended March 31, 2025, there have been no significant changes to the Fund’s fair valuation methodology.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in

THE ADVISORS’ INNER CIRCLE FUND

EDGEWOOD GROWTH FUND

March 31, 2025 (Unaudited)

determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

Repurchase Agreements — The Fund may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker’s custodian bank. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time of the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated securities that are of comparable quality to securities that are rated in the highest category by an NRSRO, as determined by the Adviser. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization and/or retention of the collateral by the Fund may be delayed or limited. As of March 31, 2025, the Fund did not have any open repurchase agreements.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS’ INNER CIRCLE FUND

EDGEWOOD GROWTH FUND

March 31, 2025 (Unaudited)

As of and during the six months ended March 31, 2025, the Fund did not have a liability for any interest or penalties related to unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended March 31, 2025, the Fund did not incur any interest or penalties.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses, and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by the Fund.

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended March 31, 2025, the Fund incurred $1,240,115 for these services.

THE ADVISORS’ INNER CIRCLE FUND

EDGEWOOD GROWTH FUND

March 31, 2025 (Unaudited)

The Fund has adopted the Distribution Plan (the “Plan”) for the Retail Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to Retail Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of Institutional Shares of the Fund.

The Fund has entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the “Service Plan”) for the Retail Shares. Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to Retail Shares, subject to the arrangement for provision of shareholder and administrative services. For the six months ended March 31, 2025, the Fund’s Retail Shares incurred $321,767 of shareholder servicing fees, an effective rate of 0.15%.

SS&C Global Investor & Distribution Solutions, Inc. serves as transfer agent and dividend disbursing agent for the Fund under the transfer agency agreement with the Trust. During the six months ended March 31, 2025, the Fund earned cash management credits of $261,896, which were used to offset transfer agent expenses. This amount is labeled “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, Edgewood Management LLC (the “Adviser”) provides investment advisory services to the Fund at a fee, which is calculated daily and paid twice per month at an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep the Institutional Shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding an amount equal to the management fees payable to the Adviser through January 31, 2026. The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep the Retail Shares’ total annual operating expenses (excluding interest, taxes, brokerage

THE ADVISORS’ INNER CIRCLE FUND

EDGEWOOD GROWTH FUND

March 31, 2025 (Unaudited)

commissions, acquired fund fees and expenses, and extraordinary expenses) to an amount equal to the sum of the management fees, and, to the extent incurred, distribution (12b-1) fees and shareholder servicing fees, until January 31, 2026. Refer to “Waiver of Investment Advisory Fees” on the Statement of Operations for fees waived for the six months ended March 31, 2025. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. During the six months ended March 31, 2025, the Fund did not recoup any previously waived fees.

For the six months ended March 31, 2025, the Adviser waived fees for the Fund in the amount of $2,188,813. The amounts subject to recapture which expire in 2026, 2027 and 2028 are $6,520,142, $4,016,152, and $4,784,133 respectively.

6.	Share Transactions:

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Share Transactions:
Institutional Shares
Issued	31,022,780	66,760,846
Reinvested	52,130,817	—
Redeemed	(98,961,168)	(96,086,189)
Net Institutional Shares Transactions	(15,807,571)	(29,325,343)

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Share Transactions:
Retail Shares
Issued	1,136,524	2,398,452
Reinvested	1,215,517	—
Redeemed	(2,410,781)	(3,684,233)
Net Retail Shares Transactions	(58,740)	(1,285,781)
Total Net Decrease in Share Transactions	(15,866,311)	(30,611,124)

THE ADVISORS’ INNER CIRCLE FUND

EDGEWOOD GROWTH FUND

March 31, 2025 (Unaudited)

7.	Investment Transactions:

For the six months ended March 31, 2025, the Fund made purchases of $4,412,560,117 and sales of $8,519,508,738, of investment securities other than long-term U.S. Government and short-term securities. The Fund had no purchases or sales of long-term U.S. Government securities.

8.	Federal Tax Information:

The tax character of dividends and distributions declared during the fiscal years ended September 30, 2024 and September 30, 2023 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2024	$—	$—	$—
2023	$—	$2,034,015,931	$2,034,015,931

As of September 30, 2024, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Long-Term Capital Gain	$2,813,793,132
Late-Year Loss Deferral	(101,791,609)
Other Temporary Differences	2
Unrealized Appreciation	8,925,577,546
Total Net Distributable Earnings	$11,637,579,071

Qualified late year ordinary Loss Deferral represent losses realized from January 1, 2024 through September 30, 2024, that in accordance with federal

THE ADVISORS’ INNER CIRCLE FUND

EDGEWOOD GROWTH FUND

March 31, 2025 (Unaudited)

income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

During the year ended September 30, 2024, the fund utilized $200,617,030 of prior year capital loss carryforwards to offset capital gains.

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds' net unrealized appreciation difference is attributable primarily to wash sales, investment in Partnerships and ROC securities.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at March 31, 2025 were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$9,881,729,300	$6,163,101,212	$(453,474,035)	$5,709,627,177

9.	Concentration of Risks:

The Fund’s investment strategy often results in a core group of stocks of companies that it believes hold the most growth potential. As a result, poor performance or adverse economic events affecting one or more of these companies could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Non-Diversification Risk – The Fund is non-diversified and its investment strategy often results in a core group of stocks of companies that it believes hold the most growth potential. As a result, poor performance or adverse economic events affecting one or more of these companies could have a greater impact on the Fund than it would on another mutual fund with a

THE ADVISORS’ INNER CIRCLE FUND

EDGEWOOD GROWTH FUND

March 31, 2025 (Unaudited)

broader range of investments. However, the Fund intends to satisfy the asset diversification requirements for qualifying as a regulated investment Company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Small- and Medium-Capitalization Company Risk – To the extent that the Fund invests in small- and medium-capitalization companies, the Fund may be subject to additional risk. The small- and medium-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Foreign Company Risk – When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although American Depositary Receipts (“ADRs”) are an alternative to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the Fund to sell its securities and could reduce the value of your shares. Securities of foreign companies may not be registered with the SEC and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Investment Style Risk – The Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock prices. Over

THE ADVISORS’ INNER CIRCLE FUND

EDGEWOOD GROWTH FUND

March 31, 2025 (Unaudited)

time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

Market Risk – The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Cyber Security Risk – The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. Cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, impede redemptions, subject the Fund to regulatory fines or financial losses, and cause reputational damage. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests.

10.	Loans of Portfolio Securities:

The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be (i) cash collateral, which may be converted into collateral investments upon the direction of the Fund, and any proceeds derived therefrom, (ii) securities issued or guaranteed by the United States Government or its agencies, or (iii) irrevocable bank letters of credit issued by a person other than the borrower or an affiliate thereof, or equivalent obligation denominated in United States dollars. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day,

THE ADVISORS’ INNER CIRCLE FUND

EDGEWOOD GROWTH FUND

March 31, 2025 (Unaudited)

following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. The securities lending agent (U.S. Bank National Association) and the Fund may pay a part of the interest earned from the investment of collateral in the form of a premium. The Fund records securities lending income net of said premium allocations, rebates, and securities lending agent fees. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. In the event of default, the Fund may use the collateral received to offset the position on the loan not returned by the borrower. As of March 31, 2025, the Fund had securities on loan with a market value of $136,351,337.

11.	Concentration of Shareholders:

At March 31, 2025, 35% of Institutional and 76% of Retail total shares outstanding were held by 3 record shareholders, respectively, each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

12.	Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

13.	Recent Accounting Pronouncement:

In this reporting period, the Fund adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may

THE ADVISORS’ INNER CIRCLE FUND

EDGEWOOD GROWTH FUND

March 31, 2025 (Unaudited)

recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s investment manager acts as the Fund’s CODM. The CODM has determined that the Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

14.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND

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OTHER INFORMATION - (FORM N-CSRS ITEMS 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement is included as part of the financial statements included in Item 7.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 25–26, 2025 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information,

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OTHER INFORMATION - (FORM N-CSRS ITEMS 8-11) (Unaudited) (continued)

as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether

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OTHER INFORMATION - (FORM N-CSRS ITEMS 8-11) (Unaudited) (continued)

fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to

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OTHER INFORMATION - (FORM N-CSRS ITEMS 8-11) (Unaudited) (continued)

improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The

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OTHER INFORMATION - (FORM N-CSRS ITEMS 8-11) (Unaudited) (continued)

Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Edgewood Growth Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-800-791-4226

Investment Adviser:

Edgewood Management LLC

600 Steamboat Road, Suite 103

Greenwich, Connecticut 06830-7181

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund.

EMC-SA-001-2000

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)       There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: June 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: June 6, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Principal Financial Officer
Date: June 6, 2025